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Statutory Prospectus Supplement dated February 3, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, and Y shares of the Fund listed below:

Invesco Select Companies Fund

Effective the open of business on March 5, 2014, the Fund will close to all investors, other than in the circumstances outlined below.

The sentence “As of the close of business on March 15, 2012, the Fund limited public sales of its shares to certain investors” on the front cover of the prospectus is deleted in its entirety and replaced with the following:

“Effective as of the open of business on March 5, 2014, the Fund will close to all investors, other than Employer Sponsored Retirement and Benefit Plans already invested in the Fund, which may continue to make additional purchases of Fund shares and open new accounts for participants in these plans.”

The following information replaces in its entirety the information appearing under the heading “Other Information – Limited Fund Offering”:

“Effective as of the open of business on March 5, 2014, the Fund will close to all investors, other than Employer Sponsored Retirement and Benefit Plans already invested in the Fund, which may continue to make additional purchases of Fund shares and open new accounts for participants in these plans.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

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Statutory Prospectus Supplement dated February 3, 2014

This supplement supercedes and replaces in its entirety the supplement dated October 25, 2013

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Select Companies Fund

Effective November 8, 2013, Invesco Balanced-Risk Commodity Strategy Fund re-opened to new investors. Accordingly, effective November 8, 2013, the last sentence on the front cover of the prospectus was deleted in its entirety.

Effective the open of business on March 5, 2014, Invesco Select Companies Fund will close to all investors, other than in the circumstances outlined below.

The sentence “As of the close of business on March 15, 2012, Invesco Select Companies Fund limited public sales of its shares to certain investors” on the front cover of the Invesco Select Companies Fund prospectus is deleted in its entirety and replaced with the following:

“Effective as of the open of business on March 5, 2014, Invesco Select Companies Fund will close to all investors, other than Employer Sponsored Retirement and Benefit Plans already invested in the Fund, which may continue to make additional purchases of Fund shares and open new accounts for participants in these plans.”

The information appearing under the heading “Other Information – Limited Fund Offering (Invesco Developing Markets Fund, Invesco Select Companies Fund and Invesco Balanced-Risk Commodity Strategy Fund)” is deleted in its entirety and replaced with the following:

“Limited Fund Offering (Invesco Developing Markets Fund and Invesco Select Companies Fund)

Effective as of the close of business on November 22, 2010, Invesco Developing Markets Fund closed to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who invested in the Invesco Developing Markets Fund on or prior to November 22, 2010 may continue to make additional purchases in their accounts.

Any retirement plan may continue to make additional purchases of Invesco Developing Markets Fund shares and may add new accounts at the plan level that may purchase Invesco Developing Markets Fund shares if the retirement plan had invested in Invesco Developing Markets Fund as of November 22, 2010. Any brokerage firm wrap program may continue to make additional purchases of Invesco Developing Markets Fund shares and may add new accounts at the program level that may purchase Invesco Developing Markets Fund shares if the brokerage firm wrap program had invested in Invesco Developing Markets Fund as of November 22, 2010. All retirement plans and brokerage firm wrap programs that had approved Invesco Developing Markets Fund as investment options as of November 22, 2010, but that had not opened an account in Invesco Developing Markets Fund as of that date, may open an account and make purchases of Invesco Developing Markets Fund, provided that the retirement plan or the brokerage firm wrap program opened its initial account with Invesco Developing Markets Fund prior to October 31, 2011.

Effective as of the open of business on March 5, 2014, Invesco Select Companies Fund will close to all investors, other than Employer Sponsored Retirement and Benefit Plans already invested in the Fund, which may continue to make additional purchases of Fund shares and open new accounts for participants in these plans.

The Funds may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

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